Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Materials and supplies		$ 4,164	$ 2,900
Prepaid assets		2,833	1,503
Other		4,160	1,376
Other Assets, Current	$ 18,689	$ 11,157	$ 5,779